CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.2%
Aerospace & Defense: 4.0%
185,000	Huntington Ingalls Industries, Inc.	$29,106,050
85,000	Teledyne Technologies, Inc. [1]	30,345,850
		59,451,900
Banks: 2.5%
250,026	First Republic Bank	36,251,270

Biotechnology: 2.1%
275,000	Neurocrine Biosciences, Inc. [1]	30,181,250

Building Products: 2.3%
625,000	Masco Corp.	33,943,750

Capital Markets: 2.4%
350,027	Raymond James Financial, Inc.	34,978,198

Commercial Services & Supplies: 4.6%
100,014	Cintas Corp.	31,816,454
325,047	Copart, Inc. [1]	35,673,908
		67,490,362
Communications Equipment: 2.7%
750,000	Ciena Corp. [1]	40,042,500

Distributors: 2.7%
110,017	Pool Corp.	38,965,821

Electrical Equipment: 2.9%
175,042	Generac Holdings, Inc. [1]	43,133,850

Electronic Equipment, Instruments & Components: 5.8%
275,000	Keysight Technologies, Inc. [1]	38,937,250
120,000	Zebra Technologies Corp. - Class A [1]	46,539,600
		85,476,850
Entertainment: 2.7%
200,014	Take-Two Interactive Software, Inc. [1]	40,092,806

Equity Real Estate Investment Trusts: 2.0%
200,000	Sun Communities, Inc.	28,626,000

Food Products: 3.7%
300,037	Lamb Weston Holdings, Inc.	22,412,764
350,000	McCormick & Company, Inc. [2]	31,339,000
		53,751,764
Health Care Equipment & Supplies: 9.1%
85,010	The Cooper Companies, Inc.	30,947,040
165,000	ResMed, Inc.	33,259,050
175,000	STERIS PLC	32,744,250
125,000	West Pharmaceutical Services, Inc.	37,436,250
		134,386,590
Household Products: 2.0%
350,000	Church & Dwight Co., Inc.	29,550,500

Internet & Direct Marketing Retail: 3.4%
250,000	Etsy, Inc. [1]	49,772,500

IT Services: 4.3%
300,000	Akamai Technologies, Inc. [1]	33,309,000
350,000	Booz Allen Hamilton Holding Corp.	29,809,500
		63,118,500
Life Sciences Tools & Services: 5.7%
155,000	Charles River Laboratories International, Inc. [1]	40,152,750
37,504	Mettler-Toledo International, Inc. [1]	43,808,422
		83,961,172
Machinery: 2.3%
185,000	IDEX Corp.	34,445,150

Pharmaceuticals: 2.5%
500,000	Horizon Therapeutics PLC [1]	36,240,000

Semiconductors & Semiconductor Equipment: 11.5%
623,510	Diodes, Inc. [1]	44,132,038
420,000	Entegris, Inc.	41,323,800
125,020	Monolithic Power Systems, Inc.	44,418,356
230,027	Skyworks Solutions, Inc.	38,932,069
		168,806,263
Software: 9.8%
235,000	Fortinet, Inc. [1]	34,016,250
100,023	Paycom Software, Inc. [1]	37,982,734
231,451	Qualys, Inc. [1]	32,049,020
155,028	Synopsys, Inc. [1]	39,601,903
		143,649,907
Specialty Retail: 8.2%
135,016	Burlington Stores, Inc. [1]	33,605,482
375,000	Floor & Decor Holdings, Inc. - Class A [1]	34,526,250
400,000	Williams-Sonoma, Inc.	51,568,000
		119,699,732
TOTAL COMMON STOCKS
(Cost $825,944,024)		1,456,016,635

SHORT-TERM INVESTMENTS: 0.8%
Money Market Funds: 0.8%
12,405,742	First American Treasury Obligations Fund - Institutional Class, 0.027% [3]	12,405,742
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,405,742)		12,405,742

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $838,349,766)		1,468,422,377
Other Assets in Excess of Liabilities: 0.0% [4]		529,592
TOTAL NET ASSETS: 100.0%		$1,468,951,969

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Annualized seven-day effective yield as of January 31, 2021.
[4]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,456,016,635	$-	$-	$1,456,016,635
Short-Term Investments	12,405,742	-	-	12,405,742
Total Investments in Securities	$1,468,422,377	$-	$-	$1,468,422,377